Right to Use Assets and Lease Liabilities – Operating Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Right to Use Assets and Lease Liabilities – Operating Leases

Note 5: Right to Use Assets and Lease Liabilities – Operating Leases

The Company had operating leases for its clinics for which the Company is currently in negotiations with the Lessors to settle the remaining amounts owed after closing the clinic facilities. As of March 31, 2026 the Company had impaired all balances of the related right to use assets.

Operating lease liabilities are summarized below:

	March 31, 2026	December 31, 2025
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-

As a result of closing the facilities, the Company has made no further lease payments during the year ending December 31, 2025, or the three months ending March 31, 2026. As of March 31, 2026, the Company has either settled amounts owed or entered into default judgements for all leases except for the office lease, which we believe is nominal. For all leases for which a legal settlement has been entered into, all amounts have been reclassified to legal settlements as of March 31, 2026 . See Note 12 for further details.

Note 7: Right to Use Assets and Lease Liabilities – Operating Leases

The Company had operating leases for its clinics for which the Company is currently in negotiations with the Lessors to settle the remaining amounts owed after closing the clinic facilities. The Company’s lease expense was entirely comprised of operating leases and is reported as a component of discontinued operations as a result of the closing of the clinics and the subsequent sale of the assets.

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-

As a result of closing the facilities, the Company has made no further lease payments during the year ending December 31, 2024, or the year ending December 31, 2025. As of December 31, 2025, the Company has either settled amounts owed or entered into default judgements for all leases except for the office lease, noted in the above table, which we believe is nominal. For all leases for which a legal settlement has been entered into, all amounts have been reclassified to legal settlements as of December 31, 2025.